Investment in Securities (Tables)	6 Months Ended
Sep. 30, 2017
Summary of Investment in Securities

Investment in securities as of March 31, 2017 and September 30, 2017 consists of the following:

	Millions of yen
	March 31, 2017	September 30, 2017
Trading securities *	¥569,074	¥487,839
Available-for-sale securities	1,165,417	1,062,105
Held-to-maturity securities	114,400	114,368
Other securities	177,621	185,021

Total	¥2,026,512	¥1,849,333

*

The amount of assets under management of variable annuity and variable life insurance contracts included in trading securities were ¥547,850 million and ¥476,478 million as of March 31, 2017 and September 30, 2017, respectively.

Amortized Cost Basis Amounts, Gross Unrealized Holding Gains, Gross Unrealized Holding Losses and Fair Values of Available-for-Sale Securities and Held-to-Maturity Securities in Each Major Security Type

The amortized cost basis amounts, gross unrealized holding gains, gross unrealized holding losses and fair values of available-for-sale securities and held-to-maturity securities in each major security type as of March 31, 2017 and September 30, 2017 are as follows:

March 31, 2017

	Millions of yen
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale:
Japanese and foreign government bond securities	¥334,117	¥12,321	¥(826)	¥345,612
Japanese prefectural and foreign municipal bond securities	166,789	3,034	(1,001)	168,822
Corporate debt securities	393,021	3,606	(2,983)	393,644
Specified bonds issued by SPEs in Japan	1,077	10	0	1,087
CMBS and RMBS in the Americas	95,700	3,359	(558)	98,501
Other asset-backed securities and debt securities	61,138	3,957	(378)	64,717
Equity securities	67,914	25,618	(498)	93,034

	1,119,756	51,905	(6,244)	1,165,417

Held-to-maturity:
Japanese government bond securities and other	114,400	25,323	0	139,723

	¥1,234,156	¥77,228	¥(6,244)	¥1,305,140

September 30, 2017
	Millions of yen
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale:
Japanese and foreign government bond securities	¥267,557	¥12,537	¥(9)	¥280,085
Japanese prefectural and foreign municipal bond securities	157,675	3,644	(928)	160,391
Corporate debt securities	377,085	3,847	(1,393)	379,539
Specified bonds issued by SPEs in Japan	954	9	0	963
CMBS and RMBS in the Americas	80,201	2,866	(611)	82,456
Other asset-backed securities and debt securities	75,947	3,395	(117)	79,225
Equity securities	61,539	19,455	(1,548)	79,446

	1,020,958	45,753	(4,606)	1,062,105

Held-to-maturity:
Japanese government bond securities and other	114,368	25,764	0	140,132

	¥1,135,326	¥71,517	¥(4,606)	¥1,202,237

Information about Available-for-Sale Securities with Gross Unrealized Losses and Length of Time Individual Securities Have Been in Continuous Unrealized Loss Position

The following tables provide information about available-for-sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position as of March 31, 2017 and September 30, 2017, respectively:

March 31, 2017

	Millions of yen
	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Available-for-sale:
Japanese and foreign government bond securities	¥33,991	¥(826)	¥0	¥0	¥33,991	¥(826)
Japanese prefectural and foreign municipal bond securities	36,873	(696)	6,202	(305)	43,075	(1,001)
Corporate debt securities	152,812	(2,983)	0	0	152,812	(2,983)
CMBS and RMBS in the Americas	20,238	(485)	9,428	(73)	29,666	(558)
Other asset-backed securities and debt securities	3,308	(1)	3,991	(377)	7,299	(378)
Equity securities	7,645	(480)	787	(18)	8,432	(498)

	¥254,867	¥(5,471)	¥20,408	¥(773)	¥275,275	¥(6,244)

September 30, 2017

	Millions of yen
	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Available-for-sale:
Japanese and foreign government bond securities	¥2,720	¥(9)	¥0	¥0	¥2,720	¥(9)
Japanese prefectural and foreign municipal bond securities	37,579	(842)	3,855	(86)	41,434	(928)
Corporate debt securities	124,589	(1,178)	19,607	(215)	144,196	(1,393)
CMBS and RMBS in the Americas	10,777	(316)	8,235	(295)	19,012	(611)
Other asset-backed securities and debt securities	908	(15)	2,515	(102)	3,423	(117)
Equity securities	30,934	(848)	7,303	(700)	38,237	(1,548)

	¥207,507	¥(3,208)	¥41,515	¥(1,398)	¥249,022	¥(4,606)

Total Other-Than-Temporary Impairment with Offset for Amount of Total Other-Than-Temporary Impairment Recognized in Other Comprehensive Income

The total other-than-temporary impairment with an offset for the amount of the total other-than-temporary impairment recognized in other comprehensive income (loss) for the six months ended September 30, 2016 and 2017 are as follows:

	Millions of yen
	Six months ended September 30, 2016	Six months ended September 30, 2017
Total other-than-temporary impairment losses	¥6,212	¥423
Portion of loss recognized in other comprehensive income (before taxes)	0	0

Net impairment losses recognized in earnings	¥6,212	¥423

The total other-than-temporary impairment with an offset for the amount of the total other-than-temporary impairment recognized in other comprehensive income (loss) for the three months ended September 30, 2016 and 2017 are as follows:

	Millions of yen
	Three months ended September 30, 2016	Three months ended September 30, 2017
Total other-than-temporary impairment losses	¥6,207	¥243
Portion of loss recognized in other comprehensive income (before taxes)	0	0

Net impairment losses recognized in earnings	¥6,207	¥243

Roll-Forwards of Amount Related to Credit Losses on Other-Than-Temporarily Impaired Debt Securities Recognized in Earnings

Roll-forwards of the amount related to credit losses on other-than-temporarily impaired debt securities recognized in earnings for the six months ended September 30, 2016 and 2017 are as follows:

	Millions of yen
	Six months ended September 30, 2016	Six months ended September 30, 2017
Beginning balance	¥1,413	¥1,220
Reduction during the period:
Due to change in intent to sell or requirement to sell	(22)	0

Ending balance	¥1,391	¥1,220

Roll-forwards of the amount related to credit losses on other-than-temporarily impaired debt securities recognized in earnings for the three months ended September 30, 2016 and 2017 are as follows:

	Millions of yen
	Three months ended September 30, 2016	Three months ended September 30, 2017
Beginning balance	¥1,391	¥1,220

Ending balance	¥1,391	¥1,220